Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue By Timing
Disaggregated revenue by timing is as follows. Disaggregated revenue by business unit, product and geographic area are described in Note 23.

	Printing	Imaging	Medical	Industrial and Others	Corporate and eliminations	Consolidated

	(Millions of yen)
2021:
Revenue recognized at a point in time	1,419,043	646,849	329,323	439,914	(105,126)	2,730,003
Revenue recognized over time	519,804	6,683	151,039	105,828	—	783,354

Total	1,938,847	653,532	480,362	545,742	(105,126)	3,513,357

	Printing	Imaging	Medical	Industrial and Others	Corporate and eliminations	Consolidated

	(Millions of yen)
2020:
Revenue recognized at a point in time	1,316,556	534,685	287,849	336,235	(83,094)	2,392,231
Revenue recognized over time	487,871	6,629	148,225	125,287	—	768,012

Total	1,804,427	541,314	436,074	461,522	(83,094)	3,160,243

	Printing	Imaging	Medical	Industrial and Others	Corporate and eliminations	Consolidated

	(Millions of yen)
2019:
Revenue recognized at a point in time	1,520,393	651,629	290,702	391,272	(93,180)	2,760,816
Revenue recognized over time	572,071	10,077	147,823	102,512	—	832,483

Total	2,092,464	661,706	438,525	493,784	(93,180)	3,593,299